Consolidated Statement of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	€ 1,916,947	€ 1,946,647	€ 1,904,549
Cost of sales	(622,910)	(650,087)	(680,235)
Gross profit	1,294,037	1,296,560	1,224,314
Selling, general and administrative expenses	(1,033,871)	(1,008,324)	(901,364)
Marketing expenses	(120,686)	(121,384)	(114,802)
Operating profit	139,480	166,852	208,148
Financial income	41,509	26,028	37,282
Financial expenses	(50,471)	(51,995)	(68,121)
Foreign exchange gains/(losses)	9,000	(11,338)	(5,262)
Result from investments accounted for using the equity method	524	1,061	(2,953)
Profit before taxes	140,042	130,608	169,094
Income taxes	(30,555)	(39,747)	(33,433)
Profit	109,487	90,861	135,661
Attributable to:
Shareholders of the Parent Company	98,582	77,083	121,529
Non-controlling interests	€ 10,905	€ 13,778	€ 14,132
Basic earnings per share in Euro (in EUR per share)	€ 0.38	€ 0.31	€ 0.49
Diluted earnings per share in Euro (in EUR per share)	€ 0.38	€ 0.30	€ 0.48